UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.4%
BANK LOANS(a) — 1.3%
Building Materials & Construction
Beazer Homes USA, Inc.(b)	6.750%	03/11/18	1,473	$1,458,482

Capital Goods — 0.1%
Neff Rental LLC	7.250%	06/09/21	4,541	4,424,118

Chemicals — 0.2%
Solenis International LP	7.750%	07/31/22	7,500	7,260,937

Energy - Other
American Energy-Marcellus LLC	8.500%	08/04/21	3,825	363,375

Entertainment
Scientific Games International, Inc.	6.000%	10/16/20	1,985	2,002,473

Gaming — 0.2%
CCM Merger, Inc.	4.000%	08/06/21	4,635	4,651,023
Golden Nugget, Inc.	4.500%	11/21/19	2,578	2,602,053

				7,253,076

Lodging
Four Seasons Holdings, Inc.	6.250%	12/28/20	1,750	1,754,375

Retailers — 0.1%
Rite Aid Corp.	4.875%	06/21/21	3,150	3,157,088

Technology — 0.7%
Ancestry.com, Inc.	9.250%	10/21/24	6,925	6,988,481
Evergreen Skills Lux Sarl (Luxembourg)	9.337%	04/28/22	29,405	21,722,944
Kronos, Inc.	9.250%	11/01/24	8,500	8,694,285

				37,405,710

TOTAL BANK LOANS (cost $70,229,953)				65,079,634

CORPORATE BONDS — 93.9%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	20,450	16,922,375

Aerospace & Defense — 0.7%
Arconic, Inc., Sr. Unsec’d. Notes(c)	5.125%	10/01/24	12,000	12,240,000
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	3,050	3,145,313
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	7,000	7,393,750
TransDigm, Inc., Gtd. Notes(c)	6.000%	07/15/22	1,325	1,364,750
TransDigm, Inc., Gtd. Notes(c)	6.500%	07/15/24	4,830	5,005,087
TransDigm, Inc., Gtd. Notes, 144A	6.375%	06/15/26	8,550	8,699,625

				37,848,525

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	2,550	2,658,375

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes(c)	5.000%	05/01/25	4,225	4,214,438

Auto Manufacturers — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	5.250%	04/15/23	5,875	5,830,937
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	5.625%	02/01/23	650	670,313

				6,501,250

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	9,750	9,360,000
Allison Transmission, Inc., Gtd. Notes, 144A	5.000%		10/01/24	7,425	7,480,687
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.250%		03/15/21	3,925	4,003,500
American Axle & Manufacturing, Inc., Gtd. Notes(c)	7.750%		11/15/19	700	775,250
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	6,125	5,956,563
Dana, Inc., Sr. Unsec’d. Notes(c)	5.375%		09/15/21	675	698,625
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%		09/15/23	6,100	5,947,500
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.750%		09/15/26	4,300	4,095,750
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	798,250
Lear Corp., Gtd. Notes	5.250%		01/15/25	13,375	14,060,469
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	8,900	8,544,000
Meritor, Inc., Gtd. Notes(c)	6.750%		06/15/21	8,180	8,241,350
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,200	7,263,000
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	8.750%		07/15/23	7,425	7,647,750
Titan International, Inc., Sr. Sec’d. Notes(c)	6.875%		10/01/20	4,350	4,219,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.000%		04/29/20	3,000	3,105,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	6,775	6,995,187
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	6,825	6,837,797

					106,030,178

Banks — 0.8%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49	1,300	1,324,375
Citigroup, Inc., Series N, Jr. Sub. Notes	5.800	%(a)	11/29/49	5,840	5,810,800
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/29/49	8,225	8,081,062
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150	%(a)	12/29/49	3,225	3,120,188
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(a)	12/29/49	1,075	1,070,163
JPMorgan Chase & Co., Series U, Jr. Sub. Notes	6.125	%(a)	12/29/49	1,530	1,542,431
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(a)	10/29/49	7,447	7,474,926
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	07/29/49	2,525	2,474,500
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625	%(a)	12/29/49	6,250	6,148,437
Standard Chartered PLC (United Kingdom), Jr. Sub. Notes, 144A	7.500	%(a)	12/29/49	4,100	4,018,205

					41,065,087

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes(c)	4.750%		12/01/25	2,200	2,365,000
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,275	5,459,625

					7,824,625

Biotechnology — 0.2%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%		04/01/22	11,550	10,683,750

Building Materials — 2.1%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%		10/01/24	12,216	12,185,460
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	9,750	11,163,750

Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	4,125	4,145,625
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	4,900	5,316,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	150	145,875
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	4,850	5,201,625
Griffon Corp., Gtd. Notes	5.250%	03/01/22	20,000	19,900,000
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	8,650	9,006,813
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.375%	11/15/24	6,245	6,354,288
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(c)	6.125%	07/15/23	9,265	9,403,975
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(c)	8.500%	04/15/22	5,025	5,533,781
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	18,673	19,466,602
USG Corp., Gtd. Notes, 144A(c)	5.500%	03/01/25	2,471	2,536,111

				110,360,405

Chemicals — 4.7%
A. Schulman, Inc., Gtd. Notes, 144A(c)	6.875%	06/01/23	23,883	24,360,660
Ashland LLC, Gtd. Notes	6.875%	05/15/43	10,631	10,896,775
Blue Cube Spinco, Inc., Gtd. Notes(c)	9.750%	10/15/23	8,255	9,699,625
Blue Cube Spinco, Inc., Gtd. Notes(c)	10.000%	10/15/25	2,965	3,528,350
Chemours Co. (The), Gtd. Notes(c)	6.625%	05/15/23	13,120	12,956,000
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	9,960	9,810,600
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	16,060	16,702,400
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(c)	9.250%	06/15/23	13,127	12,995,730
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(c)(d)	8.500%	11/01/22	10,307	10,873,885
GCP Applied Technologies, Inc., Gtd. Notes, 144A(c)	9.500%	02/01/23	4,300	4,869,750
Hexion, Inc., Sec’d. Notes(c)	8.875%	02/01/18	7,750	7,498,125
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	27,275	23,456,500
Hexion, Inc., Sr. Sec’d. Notes(c)	10.000%	04/15/20	4,575	4,460,625
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(c)	9.000%	11/15/20	21,905	16,154,937
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A(c)(d)	5.625%	08/01/24	10,350	10,115,055
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	4,100	3,997,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	6.500%	02/01/22	12,600	12,411,000
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	10.375%	05/01/21	9,162	10,009,485
PQ Corp., Sr. Sec’d. Notes, 144A(c)(d)	6.750%	11/15/22	3,525	3,727,688
TPC Group, Inc., Sr. Sec’d. Notes, 144A(c)(d)	8.750%	12/15/20	26,250	21,262,500
Tronox Finance LLC, Gtd. Notes(c)	6.375%	08/15/20	5,587	5,091,154
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(d)	7.500%	02/15/19	10,034	9,582,470

				244,460,814

Coal — 0.5%
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	24,900	23,904,000

Commercial Services — 2.7%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	4,232,843
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	4,430	4,385,700
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	12,800	13,392,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(c)	5.500%	04/01/23	2,000	1,932,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	5.125%	06/01/22	6,900	6,658,500
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,275	1,243,125
Hertz Corp. (The), Gtd. Notes(c)	6.750%	04/15/19	687	691,933
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000%	09/01/19	29,585	28,438,581
Live Nation Entertainment, Inc., Gtd. Notes, 144A(c)	5.375%	06/15/22	2,500	2,587,500
LSC Communications, Inc., Sr. Sec’d. Notes, 144A	8.750%	10/15/23	9,500	9,262,500
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(d)	7.875%	05/01/18	10,309	10,205,910
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.000%	04/01/24	3,350	3,023,375
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.500%	11/15/23	2,650	2,504,250
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	975	1,009,125
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,775	9,126,877
United Rentals North America, Inc., Gtd. Notes(c)	5.500%	07/15/25	3,250	3,274,375
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	9,825	9,823,035
United Rentals North America, Inc., Gtd. Notes(c)	5.750%	11/15/24	4,775	4,942,125
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	14,800	15,096,000
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,700	2,848,500
United Rentals North America, Inc., Gtd. Notes(c)	7.625%	04/15/22	6,056	6,404,220

				141,082,974

Computers — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21	4,000	4,212,956
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(c)	7.125%	06/15/24	8,945	9,772,135
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	6,450	6,727,718
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	3,000	3,156,048
Western Digital Corp., Gtd. Notes, 144A(c)	10.500%	04/01/24	41,585	48,134,637
Western Digital Corp., Sr. Sec’d. Notes, 144A(c)	7.375%	04/01/23	3,495	3,774,600

				75,778,094

Distribution/Wholesale — 0.9%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A(c)	10.250%	03/01/22	12,000	11,190,000
Beacon Roofing Supply, Inc., Gtd. Notes(c)	6.375%	10/01/23	6,175	6,560,938
Global Partners LP/GLP Finance Corp., Gtd. Notes(c)	6.250%	07/15/22	5,297	5,005,665
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	7,570	7,229,350
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%	09/01/22	13,055	13,740,387
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	3,975	4,193,625

				47,919,965

Diversified Financial Services — 1.9%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	4,050	4,051,296
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	4,500	4,443,750
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.000%	08/15/22	9,100	9,475,375
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%	05/15/20	1,000	1,057,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	1,725	1,820,953
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(c)	6.500%	06/01/26	5,425	5,601,312
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	5,500	5,692,500
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	4,590	4,679,505

International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		08/15/22	4,177	4,564,542
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	350	376,705
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	1,150	1,345,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,839,181
International Lease Finance Corp. E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.250	%(a)	12/21/65	4,275	3,505,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,475	9,332,875
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,484,000
Navient Corp., Sr. Unsec’d. Notes(c)	5.000%		10/26/20	1,500	1,516,875
Navient Corp., Sr. Unsec’d. Notes	5.875%		10/25/24	1,450	1,341,250
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	6.125%		03/25/24	3,785	3,581,556
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	3,350	3,496,563
Navient Corp., Sr. Unsec’d. Notes	7.250%		09/25/23	6,275	6,353,437
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	7.250%		01/25/22	1,248	1,291,680
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	7,300	8,020,875
OneMain Financial Holdings LLC, Gtd. Notes, 144A (original cost $1,850,000; purchased 12/08/14)(d)(e)	6.750%		12/15/19	1,850	1,882,375
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	8,225	8,060,500
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(d)	9.500%		08/15/21	8,800	4,444,000

					100,259,605

Electric — 4.7%
AES Corp., Sr. Unsec’d. Notes(c)	4.875%		05/15/23	900	873,000
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	1,675	1,628,938
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	14,198	15,582,305
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	5,564	5,814,380
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%		01/15/23	11,125	10,740,186
Calpine Corp., Sr. Unsec’d. Notes(c)	5.500%		02/01/24	21,900	20,914,500
Calpine Corp., Sr. Unsec’d. Notes(c)	5.750%		01/15/25	14,700	14,038,500
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,275	4,381,875
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	15,314	15,735,135
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	8,050	7,023,625
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	6,925	6,994,250
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	34,025	32,323,750
Dynegy, Inc., Gtd. Notes(c)	7.625%		11/01/24	26,185	24,090,200
Dynegy, Inc., Gtd. Notes, 144A	8.000%		01/15/25	4,175	3,841,000
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $16,222,718; purchased 07/07/15-05/16/16)(c)(d)(e)	7.875%		06/15/17	18,062	12,959,485
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,931,250; purchased 04/25/13-07/01/14)(d)(e)	9.500%		10/15/18	3,375	2,354,063
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $25,369,846; purchased 03/03/14-10/24/16)(c)(d)(e)	9.875%		10/15/20	27,897	18,551,505
Mirant Corp., Bonds, 144A(b)(d)	7.400	%(a)(f)	07/15/49	2,675	2,675
Mirant Mid-Atlantic, Series B, Pass-Through Certificates(d)	9.125%		06/30/17	1,122	981,578
Mirant Mid-Atlantic, Series C, Pass-Through Certificates (original cost $5,120,952; purchased 07/04/15-04/01/16)(d)(e)	10.060%		12/30/28	5,383	4,535,158
NRG Energy, Inc., Gtd. Notes (original cost $5,610,500; purchased 01/10/14-12/11/15)(c)(d)(e)	6.250%		07/15/22	5,645	5,659,112

NRG Energy, Inc., Gtd. Notes (original cost $6,661,531; purchased 04/04/14-04/22/14)(c)(d)(e)	6.250%		05/01/24	6,663	6,446,452
NRG Energy, Inc., Gtd. Notes (original cost $4,232,490; purchased 04/22/16)(d)(e)	6.625%		03/15/23	4,386	4,364,070
NRG Energy, Inc., Gtd. Notes (original cost $882,980; purchased 06/14/12)(d)(e)	7.875%		05/15/21	901	934,788
NRG Energy, Inc., Gtd. Notes, 144A (original cost $4,042,663; purchased 07/19/16-10/21/16)(d)(e)	6.625%		01/15/27	4,055	3,750,875
NRG Energy, Inc., Gtd. Notes, 144A (original cost $12,775,000; purchased 05/09/16)(c)(d)(e)	7.250%		05/15/26	12,775	12,487,562
NRG REMA LLC, Series B, Pass-Through Certificates(d)	9.237%		07/02/17	238	190,279

NRG REMA LLC, Series C, Pass-Through Certificates(d)	9.681%	07/02/26	11,755	7,758,300
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(d)(e)	9.200%	11/30/29	200	207,750

				245,165,296

Electrical Components & Equipment — 0.2%
Belden, Inc., Gtd. Notes, 144A(c)	5.500%	09/01/22	3,800	3,876,000
General Cable Corp., Gtd. Notes	5.750%	10/01/22	5,487	5,240,085

				9,116,085

Engineering & Construction — 0.2%
AECOM, Gtd. Notes(c)	5.875%	10/15/24	10,025	10,463,093

Entertainment — 4.3%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	14,900	15,011,750
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	02/15/22	100	104,315
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	5.875%	11/15/26	4,550	4,584,125
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	6,650	7,073,938
CCM Merger, Inc., Gtd. Notes, 144A(d)	9.125%	05/01/19	10,020	10,395,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	1,575	1,638,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	15,014	15,164,140
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	9,425	9,684,187
Eldorado Resorts, Inc., Gtd. Notes(c)	7.000%	08/01/23	16,435	17,380,012
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%	04/15/21	1,925	1,985,156
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	475	498,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	5.375%	11/01/23	5,677	5,932,579
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	5,600	5,726,000
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875%	03/15/19	3,351	3,505,984
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	2,292	2,385,113
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,675	4,908,750
Mood Media Corp., Gtd. Notes, 144A(d)	9.250%	10/15/20	3,825	2,084,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(d)	5.000%	08/01/18	2,400	2,424,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,725	4,866,750
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	5,550	5,688,750
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875%	11/01/21	14,149	14,679,587
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(c)	5.625%	05/01/24	18,400	18,354,000
Regal Entertainment Group, Sr. Unsec’d. Notes(c)	5.750%	03/15/22	2,050	2,152,500
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	3,170	3,185,850
Scientific Games Corp., Gtd. Notes	8.125%	09/15/18	2,540	2,555,875
Scientific Games International, Inc., Gtd. Notes(c)	6.625%	05/15/21	34,440	27,724,200
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	33,004	30,941,250
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(c)	7.000%	01/01/22	1,740	1,835,700

				222,471,636

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	8,350	8,266,500
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	5,200	5,304,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	4,900	5,010,250
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	1,625	1,612,812
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	750	771,563

				20,965,125

Food — 3.4%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	8,525	8,365,582
B&G Foods, Inc., Gtd. Notes(c)	4.625%	06/01/21	4,200	4,284,000
Darling Ingredients, Inc., Gtd. Notes(c)	5.375%	01/15/22	5,194	5,401,760
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	13,400	13,132,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	16,475	16,850,959
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	5.750%	06/15/25	26,065	25,543,700
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	5.875%	07/15/24	14,563	14,490,185
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	11,475	11,819,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	4,175	4,300,250
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	3,575	3,557,125
Pilgrim’s Pride Corp., Gtd. Notes, 144A(c)	5.750%	03/15/25	4,925	4,912,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes	5.875%	01/15/24	2,000	2,105,000
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	5,650	5,346,312
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.000%	12/15/22	9,325	9,683,080
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.750%	12/01/21	3,375	3,599,438
Post Holdings, Inc., Gtd. Notes, 144A	7.750%	03/15/24	5,414	5,968,935
Post Holdings, Inc., Gtd. Notes, 144A(c)	8.000%	07/15/25	5,575	6,259,610
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,600	2,739,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	8,379	8,703,686
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	6.750%	06/01/21	11,085	10,974,150
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750%	11/15/22	7,600	7,524,000
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	675	691,875
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	2,275	2,360,313

				178,613,648

Forest & Paper Products — 0.1%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	4,900	5,047,000

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	6,050	5,974,375
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	9,700	9,648,493
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	7,150	7,132,125

				22,754,993

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(d)	7.000%	02/01/21	7,870	7,083,000

Healthcare-Products — 1.1%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,075	6,095,048
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	18,145	17,736,737
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	8,745	7,389,525
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	1,400	1,190,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.625%	10/15/23	5,516	4,991,980
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A(c)	6.625%	05/15/22	23,225	19,392,875

				56,796,165

Healthcare-Services — 6.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	4,651	4,499,843
Acadia Healthcare Co., Inc., Gtd. Notes(c)	5.625%	02/15/23	14,913	14,689,305
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,963,275
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	3,150	3,134,250
Centene Corp., Sr. Unsec’d. Notes(c)	4.750%	05/15/22	10,175	10,022,375
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%	02/01/22	38,330	25,561,319
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	25,600	18,048,000
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%	11/15/19	8,277	6,518,137
HCA, Inc., Gtd. Notes	5.375%	02/01/25	34,675	33,938,156
HCA, Inc., Gtd. Notes	5.875%	05/01/23	4,700	4,829,250
HCA, Inc., Gtd. Notes(c)	5.875%	02/15/26	5,295	5,275,144
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,750	1,946,875
HCA, Inc., Gtd. Notes	7.500%	12/15/23	10,400	11,336,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	3,000	3,003,240
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,525	1,502,125
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	7,475	7,493,687
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	6,625	6,608,437
Kindred Healthcare, Inc., Gtd. Notes(c)	6.375%	04/15/22	3,550	3,026,375
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	17,950	17,097,375
Kindred Healthcare, Inc., Gtd. Notes(c)	8.750%	01/15/23	4,751	4,228,390
LifePoint Health, Inc., Gtd. Notes(c)	5.500%	12/01/21	4,200	4,294,500
LifePoint Health, Inc., Gtd. Notes(c)	5.875%	12/01/23	3,675	3,661,219
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	3,275	3,324,125
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	5,450	5,729,313
Select Medical Corp., Gtd. Notes(c)	6.375%	06/01/21	20,850	20,002,864
Surgery Center Holdings, Inc., Gtd. Notes, 144A(c)	8.875%	04/15/21	5,625	5,878,125
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%	01/01/22	850	873,906
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.375%	10/01/21	5,575	5,310,188
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	3,425	3,386,469
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	800	815,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	16,575	15,539,062
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%	06/15/23	25,824	22,079,520
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	7,000	6,706,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	27,865	25,496,475
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	7,100	7,171,000

				315,990,199

Home Builders — 3.7%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750%	06/15/19	7,225	7,441,750
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	8,561	8,561,000
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	12,350	12,473,500
Beazer Homes USA, Inc., Gtd. Notes, 144A	8.750%	03/15/22	150	159,375
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(c)	6.375%	05/15/25	5,100	5,074,500

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	406,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,623	6,656,115
CalAtlantic Group, Inc., Gtd. Notes(c)	5.250%	06/01/26	7,800	7,566,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	3,675	3,748,868
CalAtlantic Group, Inc., Gtd. Notes(c)	5.875%	11/15/24	1,752	1,800,180
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	5,975	6,393,250
CalAtlantic Group, Inc., Gtd. Notes(c)	8.375%	01/15/21	2,700	3,138,750
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	9,550	9,800,974
KB Home, Gtd. Notes	7.000%	12/15/21	3,662	3,887,213
KB Home, Gtd. Notes(c)	7.500%	09/15/22	1,575	1,677,375
KB Home, Gtd. Notes(c)	7.625%	05/15/23	11,350	11,860,750
Lennar Corp., Gtd. Notes	4.750%	05/30/25	9,898	9,477,335
Lennar Corp., Gtd. Notes	4.875%	12/15/23	4,575	4,506,375
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,550	5,772,000
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,575	3,664,375
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	7,900	7,435,875
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	12,560	12,450,100
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	500	486,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A(c)	6.125%	04/01/25	9,720	9,428,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	1,022,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	8,773	8,838,797
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	11,954	12,043,655
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	350	359,842
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	9,375	9,843,750
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,444	12,910,650
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	200	208,000

				189,093,504

Home Furnishings — 0.2%
Tempur Sealy International, Inc., Gtd. Notes(c)	5.500%	06/15/26	8,300	8,258,500

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes(c)	5.750%	07/15/25	4,133	4,287,988

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	2,825	2,987,438

Internet — 0.2%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	10,830	11,263,200

Iron/Steel — 0.8%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	9,300	10,113,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	14,010	16,461,750
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(c)(d)	6.375%	05/01/22	12,900	12,996,750

				39,572,250

Leisure Time — 0.4%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A(d)	6.875%	06/15/19	3,100	3,216,250

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,300	2,461,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	6.250%	05/15/25	9,050	8,167,625
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	8.500%	10/15/22	9,124	9,306,480

				23,151,355

Lodging — 2.2%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	20,954	22,263,625
Boyd Gaming Corp., Gtd. Notes, 144A(c)	6.375%	04/01/26	8,775	9,147,937
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A (original cost $22,593,275; purchased 11/05/13-07/11/16)(d)(e)	8.500%	12/01/21	22,090	23,139,275
Hilton Grand Vacations Borrower LLC/Hhilton Grand Vacations Borrower, Inc, Gtd. Notes, 144A	6.125%	12/01/24	1,775	1,819,375
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	6,000	6,150,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	7,225	7,152,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	8,250	8,270,625
MGM Resorts International, Gtd. Notes	5.250%	03/31/20	3,500	3,672,813
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	3,000	3,225,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	8,511	9,298,267
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,050	1,149,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(d)	6.375%	06/01/21	20,692	20,588,540

				115,877,957

Machinery-Construction & Mining — 0.3%
Terex Corp., Gtd. Notes	6.000%	05/15/21	5,000	5,062,500
Terex Corp., Gtd. Notes(c)	6.500%	04/01/20	3,725	3,780,875
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	8,525	5,541,413

				14,384,788

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,554,000
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,335	4,568,483
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(d)	8.750%	12/15/19	3,525	3,639,562
Cloud Crane LLC, Sec’d. Notes, 144A (original cost $10,278,250; purchased 07/15/16-09/23/16)(d)(e)	10.125%	08/01/24	10,095	10,700,700
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	3,027	3,049,703
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes	9.500%	02/15/24	2,925	3,334,500

				29,846,948

Media — 8.8%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	8,925	9,047,719
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,495	9,601,819
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,795	2,990,650
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	4,075	4,197,250
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	7,455	7,837,069
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,975	17,654,000
CBS Radio, Inc., Gtd. Notes, 144A	7.250%	11/01/24	3,100	3,256,922
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	4,729	4,859,047

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	1,120	1,162,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	2,650	2,714,594
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	3,150	3,201,188
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	8,375	8,458,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.750%	02/15/26	10,073	10,350,007
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.875%	04/01/24	2,950	3,123,313
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.875%	05/01/27	26,282	26,807,640
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(c)	7.750%	07/15/25	44,397	47,504,790
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	19,497	19,204,545
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	15,090	14,882,512
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	17,440	17,788,800
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	3,069	3,007,620
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	2,275	2,127,125
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%	11/15/22	3,074	3,104,740
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	7,440	7,337,700
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,075	3,182,625
DISH DBS Corp., Gtd. Notes(c)	5.875%	11/15/24	4,025	4,080,344
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	40,715	44,939,181
Entercom Radio LLC, Gtd. Notes(c)	10.500%	12/01/19	2,487	2,552,284
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	16,808	16,046,430
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,120,000
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,966,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	7,094	7,306,820
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	4,870	5,113,500
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	11,345	11,926,431
Nexstar Escrow Corp., Gtd. Notes, 144A	5.625%	08/01/24	6,075	6,014,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(c)	5.000%	04/15/22	2,925	2,983,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	14,766	15,172,065
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	4,300	4,251,625
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	41,425	41,321,437
Sinclair Television Group, Inc., Gtd. Notes(c)	5.375%	04/01/21	5,050	5,201,500
Sinclair Television Group, Inc., Gtd. Notes(c)	6.125%	10/01/22	1,990	2,064,625
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	4,050	3,766,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	4,295	4,241,312
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	2,275	2,257,938
TEGNA, Inc., Gtd. Notes, 144A(c)	5.500%	09/15/24	2,250	2,283,750
Time, Inc., Gtd. Notes, 144A(c)	5.750%	04/15/22	9,173	9,264,730
Tribune Media Co., Gtd. Notes(c)	5.875%	07/15/22	7,375	7,192,100
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	3,875	3,942,813

Univision Communications, Inc, Sr. Sec’d. Notes, 144A(c)(d)	5.125%	02/15/25	5,197	4,924,157
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	7,025	6,923,980
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	7,450	7,152,000

				458,412,197

Metal Fabricate & Hardware — 0.6%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	8,400	8,389,500
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	3,250	3,363,750
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.875%	06/15/23	15,830	16,977,675

				28,730,925

Mining — 4.3%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,463,000
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	4,500	4,826,250
Alcoa Nederland Holding BV, Gtd. Notes, 144A(c)	7.000%	09/30/26	4,350	4,611,000
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	9,285	9,354,637
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	2,581	2,542,285
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	650	630,500
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	14,425	16,640,680
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.550%	03/01/22	12,630	11,954,295
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.875%	03/15/23	18,485	17,375,900
Freeport-McMoRan, Inc., Gtd. Notes(c)	4.550%	11/14/24	10,175	9,666,250
International Wire Group, Inc., Sec’d. Notes, 144A(d)	10.750%	08/01/21	10,345	9,659,644
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A(c)	11.000%	05/15/22	7,997	8,716,730
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	3,100	3,200,750
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	8,288	8,495,200
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	2,950	2,743,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	7,150	7,621,900
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	9,575	10,341,000
New Gold, Inc. (Canada), Gtd. Notes, 144A(c)	6.250%	11/15/22	24,355	24,476,775
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	5,445	5,594,738
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	7,621	7,563,842
Teck Resources Ltd. (Canada), Gtd. Notes(c)	4.750%	01/15/22	35,597	36,041,962
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	13,345	13,379,030
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(c)	8.000%	06/01/21	3,300	3,624,720

				220,524,588

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,413	1,236,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.000%	10/15/22	2,550	2,237,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.125%	01/15/23	1,832	1,580,100
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	4,275	3,800,048
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	18,250	18,113,125
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,575	4,677,937
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $6,550,000; purchased 06/12/14)(c)(d)(e)	6.000%	07/15/22	6,550	6,255,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,259	9,351,590

				47,252,050

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	10,085	10,337,125

Oil & Gas — 4.7%
Antero Resources Corp., Gtd. Notes(c)	5.375%	11/01/21	5,150	5,285,188
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	6,425	6,545,469
Bonanza Creek Energy, Inc., Gtd. Notes(c)	5.750%	02/01/23	2,625	1,365,000
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	7,199	3,743,480
California Resources Corp., Gtd. Notes	5.500%	09/15/21	75	48,375
California Resources Corp., Gtd. Notes(c)	6.000%	11/15/24	1,609	989,535
California Resources Corp., Sec’d. Notes, 144A(c)	8.000%	12/15/22	14,437	11,549,600
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,600	10,020,000
Concho Resources, Inc., Gtd. Notes(c)	5.500%	04/01/23	7,325	7,531,199
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	500	518,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	7.000%	08/15/21	11,420	11,705,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	8,550	9,084,375
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/29/24	3,925	4,042,750
Halcon Resources Corp., Sec’d. Notes, 144A(c)(d)	8.625%	02/01/20	9,475	9,716,612
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(d)	5.750%	10/01/25	10,400	10,556,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	1,800	1,588,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A(c)	6.500%	03/15/21	20,875	18,787,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,000	1,745,000
Murphy Oil Corp., Sr. Unsec’d. Notes(c)	6.875%	08/15/24	2,550	2,683,875
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	2,483	2,588,528
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	9,625	9,769,375
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,906	1,972,710
Parker Drilling Co., Gtd. Notes(c)	7.500%	08/01/20	2,000	1,633,750
Precision Drilling Corp. (Canada), Gtd. Notes(c)	6.500%	12/15/21	1,730	1,712,700
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,000	2,010,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.750%	12/15/23	5,650	5,734,750
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.250%	05/01/23	445	431,650
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.375%	10/01/22	2,300	2,236,750
Range Resources Corp., Gtd. Notes, 144A(c)	5.000%	08/15/22	3,182	3,062,675
Range Resources Corp., Gtd. Notes, 144A(c)	5.000%	03/15/23	1,450	1,392,000
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	17,303	17,389,515
Rice Energy, Inc., Gtd. Notes(c)	6.250%	05/01/22	3,650	3,732,125
Rice Energy, Inc., Gtd. Notes(c)	7.250%	05/01/23	5,800	6,090,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(b)(d)	6.500%	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	4,025	4,045,125
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	3,000	3,031,860
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	12,425	12,456,062
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A (original cost $7,198,750; purchased 11/01/13-01/23/14)(d)(e)	6.000%	11/01/20	7,150	6,515,437
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	8,324	8,948,300
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	7,750	8,065,425
Whiting Petroleum Corp., Gtd. Notes(c)	5.750%	03/15/21	2,150	2,117,750
Whiting Petroleum Corp., Gtd. Notes(c)	6.250%	04/01/23	775	756,594
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%	01/15/22	9,858	10,101,394
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	3,375	3,560,625
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	8.250%	08/01/23	4,925	5,429,812

				242,291,638

Oil & Gas Services — 0.4%
CGG SA (France), Gtd. Notes(c)	6.500%	06/01/21		2,200	913,000
CGG SA (France), Gtd. Notes(c)	6.875%	01/15/22		1,465	607,975
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.500%	11/15/20		3,472	3,574,424
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.625%	05/01/21		8,167	8,344,551
PHI, Inc., Gtd. Notes	5.250%	03/15/19		3,525	3,304,687
SESI LLC, Gtd. Notes	6.375%	05/01/19		1,148	1,133,650
SESI LLC, Gtd. Notes(c)	7.125%	12/15/21		435	425,213

					18,303,500

Packaging & Containers — 2.0%
AEP Industries, Inc., Sr. Unsec’d. Notes(c)	8.250%	04/15/19		2,672	2,728,780
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23		9,625	9,540,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21		1,725	1,740,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		2,825	2,870,906
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21		2,543	2,590,681
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	05/15/24	EUR	1,000	1,106,218
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24		16,950	17,712,750
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $10,751,875; purchased 10/24/13-10/20/16)(d)(e)	7.875%	11/01/19		10,875	10,684,688
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17		450	452,813
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875%	08/15/23		2,209	2,308,405
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25		1,275	1,346,719
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19		9,005	7,384,100
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(d)	6.500%	10/01/21		15,929	16,645,805
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A(c)	7.000%	07/15/24		13,660	14,419,837
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21		470	483,995
Sealed Air Corp., Gtd. Notes, 144A(c)	4.875%	12/01/22		3,225	3,297,563
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24		4,000	4,060,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23		3,025	3,115,750

					102,489,885

Pharmaceuticals — 2.6%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		4,977	4,979,041
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750%	01/15/22		5,825	5,249,781
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23		7,925	6,914,563
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22		1,800	1,721,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		6,000	5,340,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(c)	6.500%	02/01/25		19,500	16,648,125
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22		4,450	4,583,500
Horizon Pharma, Inc., Gtd. Notes(c)	6.625%	05/01/23		9,075	8,553,187
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24		5,350	5,423,830

Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A (original cost $19,854,875; purchased 07/15/16-11/03/16)(c)(d)(e)	7.625%	05/15/21	19,575	19,305,844
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.375%	03/15/20	3,000	2,520,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	9,400	6,909,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	1,750	1,347,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.875%	05/15/23	3,750	2,793,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.125%	04/15/25	11,140	8,243,600
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.500%	07/15/21	21,025	17,766,125
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	13,800	14,904,000

				133,203,096

Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	09/15/24	3,725	3,799,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	1,715	1,745,013
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	3,250	3,298,750
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	3,650	4,078,875
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(c)	6.000%	05/15/23	9,400	9,400,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(c)	6.750%	08/01/22	5,575	5,700,437
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(c)	5.500%	04/15/23	3,400	3,515,015
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	4,125	4,466,183
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	5.625%	04/15/20	6,775	7,029,062
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	6.000%	01/15/19	5,525	5,746,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	6.875%	04/15/40	2,732	2,772,980
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes(c)	5.625%	11/15/23	1,400	1,330,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	8,650	8,563,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	4,900	5,194,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	4,350	4,292,928
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%	02/01/27	4,375	4,320,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,735,860
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,050	3,191,063

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	2,475	2,648,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.375%	05/01/24	4,050	4,363,875

				88,191,604

Real Estate — 0.6%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,823,596
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	4,650	4,603,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(d)	8.250%	12/01/22	8,750	9,471,875
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(c)	4.875%	06/01/23	9,425	9,048,000

				30,946,971

Real Estate Investment Trusts (REITs) — 1.4%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	6,500	6,808,750
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	3,450	3,600,938
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	5,400	5,602,554
FelCor Lodging LP, Gtd. Notes(c)	6.000%	06/01/25	4,400	4,477,000
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,475	1,500,813
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	6,825	7,149,187
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500%	09/01/26	9,100	8,713,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	5,450	5,109,375
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,500	3,430,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,250	4,356,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	3,550	3,603,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	5,157	5,221,462
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	5,225	5,198,875
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	1,600	1,642,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,167,889

				72,581,593

Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(c)	6.000%	04/01/22	6,375	6,645,937
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	6,175	6,483,750
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	4,750	4,750,000
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	6,429	6,718,305
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,350	10,375,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	3,675	1,672,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,225	3,989,125
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	2,150	2,225,250
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	7,805	8,331,837
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	3,775	3,510,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(c)	6.500%	05/01/21	4,275	4,039,875
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(c)	6.750%	01/15/22	6,064	5,715,320

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,205	1,177,888
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(d)	9.250%	06/15/21	5,800	6,090,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	6,775	6,842,750
L Brands, Inc., Gtd. Notes(c)	5.625%	02/15/22	5,675	6,015,500
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	13,700	13,528,750
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	6,325	6,325,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(d)	6.750%	10/15/24	19,175	19,175,000
Men’s Wearhouse, Inc. (The), Gtd. Notes(c)	7.000%	07/01/22	10,507	9,561,370
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(c)	8.000%	10/15/21	35,028	27,496,980
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(c)	7.125%	03/15/23	17,512	17,927,910
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	8,180	7,791,450
Rite Aid Corp., Gtd. Notes, 144A(c)	6.375%	04/01/23	14,025	14,991,322
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.625%	12/01/25	5,682	5,895,075
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,739,313
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(d)	8.000%	06/15/22	7,876	6,793,050

				219,809,507

Semiconductors — 1.4%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	7,000	7,735,000
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	7,610	7,476,825
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(c)	5.250%	08/01/23	11,900	11,751,250
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	5,000	4,888,050
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	13,625	13,284,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	6,477,187
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	3,635	3,771,313
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	6,075	6,242,002
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,000	1,970,000
Sensata Technologies BV, Gtd. Notes, 144A	5.625%	11/01/24	3,560	3,711,300
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(c)	6.250%	02/15/26	6,195	6,489,262

				73,796,564

Software — 5.5%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	8.125%	07/15/21	50,790	45,711,000
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	9,500	9,559,375
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000%	10/15/19	14,995	13,682,937
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%	12/31/19	13,445	13,915,575
Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250%	10/15/24	3,855	3,922,463
First Data Corp., Gtd. Notes, 144A(c)	7.000%	12/01/23	68,110	71,302,997
First Data Corp., Sec’d. Notes, 144A(c)	5.750%	01/15/24	11,170	11,309,625
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000%	11/30/24	10,825	11,339,188
Inception Merger Sub, Inc./Rackspace Hosting, Inc., Sr. Unsec’d. Notes, 144A	8.625%	11/15/24	11,800	11,800,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(c)(d)	7.125%	05/01/21	32,219	32,299,547

Infor US, Inc., Gtd. Notes(d)	6.500%	05/15/22	17,363	17,840,482
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	8,900	8,410,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	9,830	10,051,175
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	12,775	13,126,313
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	5,930	5,855,875
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	4,825	4,951,656

				285,078,708

Telecommunications — 5.1%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(c)	10.250%	02/15/23	5,225	5,708,313
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	1,975	2,039,188
Avaya, Inc., Sec’d. Notes, 144A (original cost $9,918,248; purchased 03/08/13-01/29/16)(c)(d)(e)	10.500%	03/01/21	14,305	6,473,012
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	4,265,250
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(c)	6.000%	06/15/25	16,709	17,419,132
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	3,925	4,017,630
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	780	579,150
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	10,100	8,458,750
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	9,820	8,445,200
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.250%	09/15/21	1,475	1,382,813
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,400	3,264,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	7,385	7,034,212
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	13,300	13,333,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	5.500%	08/01/23	17,000	11,092,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	4,600	3,352,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	11,510	3,985,338
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	13,375	4,580,938
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5,500	5,493,125
Sprint Capital Corp., Gtd. Notes(c)(d)	6.875%	11/15/28	17,010	16,361,919
Sprint Capital Corp., Gtd. Notes(d)	6.900%	05/01/19	5,660	5,900,550
Sprint Capital Corp., Gtd. Notes(d)	8.750%	03/15/32	5,200	5,460,000
Sprint Communications, Inc., Gtd. Notes, 144A(d)	7.000%	03/01/20	1,313	1,412,289
Sprint Communications, Inc., Gtd. Notes, 144A(d)	9.000%	11/15/18	2,265	2,488,669
Sprint Corp., Gtd. Notes(d)	7.125%	06/15/24	11,990	11,922,616
Sprint Corp., Gtd. Notes(c)(d)	7.625%	02/15/25	30,638	31,135,867
Sprint Corp., Gtd. Notes(c)(d)	7.875%	09/15/23	3,890	4,016,425
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,882,031
T-Mobile USA, Inc., Gtd. Notes(c)	6.500%	01/15/26	12,800	13,824,000
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,158,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(c)	5.303%	05/30/24	7,400	7,289,000

West Corp., Gtd. Notes, 144A	5.375%	07/15/22	7,775	7,464,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	24,550	25,041,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	3,300	3,437,280
Windstream Services LLC, Gtd. Notes(c)	6.375%	08/01/23	6,725	5,850,750

				266,568,572

Textiles — 0.5%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	24,861	25,537,219

Transportation — 0.6%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,175	1,936,750
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	2,175	2,088,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	3,629,500
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	9,850	10,071,625
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500%	06/15/22	11,625	12,046,406

				29,772,281

TOTAL CORPORATE BONDS (cost $4,895,062,492)				4,864,532,651

			Shares
COMMON STOCKS
Consumer
WKI Holding Co., Inc.*(b)(d)			6,031	194,862

Energy Equipment & Services
Seventy Seven Energy, Inc.*			2,860	69,669

Oil, Gas & Consumable Fuels
Pacific Exploration And Production Corp. (Colombia)			26,176	1,029,853

TOTAL COMMON STOCKS (cost $2,539,422)				1,294,384

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 7.257%(a)			153,000	3,974,940

Building Materials & Construction
New Millennium Homes LLC*(b)(d)			2,000	100,000

Cable
Adelphia Communications Corp. (Class A Stock)*(b)(d)(f)			20,000	20

Capital Markets
Goldman Sachs Group, Inc. (The), Series K, (fixed to floating preferred), 6.375%(a)(d)			87,000	2,334,210

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, (fixed to floating preferred), 5.375%(d)			162,812	5,413,499

TOTAL PREFERRED STOCKS (cost $14,748,960)				11,822,669

	Units
WARRANTS*
Chemicals
Hercules, Inc., expiring 03/31/29(d)	230	6,905

Energy Equipment & Services
Seventy Seven Energy, Inc., expiring 08/01/21(b)	15,529	116,079

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17(b)(d)	6,854	69

TOTAL WARRANTS (cost $69,880)		123,053

TOTAL LONG-TERM INVESTMENTS (cost $4,982,650,707)		4,942,852,391

SHORT-TERM INVESTMENTS — 21.4%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(g)	48,606	450,577
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(g)	140,333,210	140,333,210
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $969,762,579; includes $969,287,163 of cash collateral for securities on loan)(g)(h)	969,741,609	970,032,531

TOTAL SHORT-TERM INVESTMENTS (cost $1,110,567,535)		1,110,816,318

TOTAL INVESTMENTS — 116.8% (cost $6,093,218,242)(i)		6,053,668,709
Liabilities in excess of other assets(j) — (16.8)%		(872,089,263)

NET ASSETS 100.0%		$5,181,579,446

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,872,205 and 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $949,343,758; cash collateral of $969,287,163 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $174,069,703. The aggregate value, $157,207,401, is approximately 3.0% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security.

(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(h)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$6,101,693,821

Appreciation	132,348,801
Depreciation	(180,373,913)

Net Unrealized Depreciation	$(48,025,112)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
666	2 Year U.S. Treasury Notes	Mar. 2017	$144,351,852	$144,397,125	$45,273
767	5 Year U.S. Treasury Notes	Mar. 2017	90,740,553	90,386,156	(354,397)
242	20 Year U.S. Treasury Bonds	Mar. 2017	36,703,118	36,610,063	(93,055)
57	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	9,226,127	9,200,156	(25,971)

					$(428,150)

	Short Position:
571	10 Year U.S. Treasury Notes	Mar. 2017	71,394,595	71,098,422	296,173

					$(131,977)

Cash of $2,260,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2016.

Forward foreign currency exchange contracts outstanding at November 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro, Expiring 12/02/2016	Morgan Stanley	EUR	1,033	$1,094,233	$1,094,625	$392

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 12/02/2016	Morgan Stanley	EUR	1,033	$1,129,710	$1,094,625	$35,085
Expiring 02/02/2017	Morgan Stanley	EUR	1,033	1,097,828	1,098,394	(566)

				$2,227,538	$2,193,019	34,519

						$34,911

Credit default swap agreement outstanding at November 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	100,000	$(3,483,889)	$(4,803,600)	$(1,319,711)

Cash of $3,599,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default swap agreements at November 30, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$63,621,152	$1,458,482
Corporate Bonds	—	4,864,529,958	2,693
Common Stocks	1,099,522	—	194,862
Preferred Stocks	11,722,649	—	100,020
Warrants	—	6,905	116,148
Affiliated Mutual Funds	1,110,816,318	—	—
Other Financial Instruments*
Futures Contracts	(131,977)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	34,911	—
Centrally Cleared Credit Default Swap Agreement	—	(1,319,711)	—

Total	$1,123,506,512	$4,926,873,215	$1,872,205

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2016 categorized by risk exposure:

Derivative Fair Value at 11/30/16
Credit contracts	$(1,319,711)
Equity contracts	123,053
Foreign exchange contracts	34,911
Interest rate contracts	(131,977)

Total	$(1,293,724)

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount(000)#		Value
LONG-TERM INVESTMENTS — 98.9%
BANK LOANS(a) — 6.0%
Building Materials & Construction — 0.3%
Beazer Homes USA, Inc.(b)	6.750%		03/11/18		2,750	$2,722,500
Materis CHRYSO SA (France), Private Placement	4.250%		08/13/21	EUR	3,000	3,173,870

						5,896,370

Chemicals — 0.7%
Axalta Coating Systems US Holdings, Inc.	3.750%		02/01/20		5,287	5,303,961
MacDermid, Inc.	5.000%		06/07/23		1,999	2,010,926
MacDermid, Inc.	5.500%		06/07/20		9,467	9,480,709

						16,795,596

Commercial Services — 0.4%
Laureate Education, Inc.	5.000%		06/18/18		8,654	8,534,816

Foods — 0.2%
Agrokor DD SPV2 (Croatia)	9.500%		06/04/18	EUR	4,212	3,801,154
Jacobs Douwe Egberts BV (Netherlands)	3.000%		07/01/22	EUR	252	269,293

						4,070,447

Gaming — 0.2%
Golden Nugget, Inc.	4.500%		11/21/19		4,649	4,692,084

Healthcare-Services — 0.1%
CHS/Community Health Systems, Inc.	4.165%		12/31/18		3,250	3,138,506

Media & Entertainment — 1.1%
Lions Gate Entertainment Corp.(b)	5.000%		03/17/22		7,950	8,069,250
LSC Communications, Inc.(b)	7.000%		09/30/22		15,950	15,870,250

						23,939,500

Mining — 0.1%
Freeport-McMoRan, Inc.	3.110%		05/31/18		1,122	1,116,676

Packaging & Containers — 0.3%
Coveris Holdings SA (Luxembourg)	4.500%		05/08/19		7,667	7,628,303

Retail — 0.2%
Rite Aid Corp.	4.875%		06/21/21		4,800	4,810,800

Technology — 2.4%
BMC Software Finance, Inc.	5.000%		09/10/20		18,107	17,684,767
Dell Int’l LLC	2.854%		12/31/18		15,250	15,215,047
First Data Corp.	4.881%		03/24/21		5,767	5,787,473
Greeneden US Holdings II LLC	—	%(c)	12/01/23		6,625	6,644,325
Lawson Software, Inc.	3.750%		06/03/20		8,976	8,955,058

						54,286,670

TOTAL BANK LOANS (cost $135,464,979)						134,909,768

CORPORATE BONDS — 92.9%
Aerospace/Defense — 0.3%
Arconic, Inc., Sr. Unsec’d. Notes	5.720%		02/23/19		1,800	1,899,792
Arconic, Inc., Sr. Unsec’d. Notes	6.750%		07/15/18		4,000	4,255,000

						6,154,792

Agriculture — 0.4%
Vector Group Ltd., Gtd. Notes	7.750%		02/15/21		7,925	8,261,813

Airlines — 0.8%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125%		04/29/18		11,395	11,822,312
United Airlines Pass-Through Trust, Series 2007-071A, Class A, Pass-Through Certificates	6.636%		01/02/24		6,793	7,217,892

						19,040,204

Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	6.875%		05/01/22		4,000	4,200,000

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(d)	4.500%		04/15/20		1,925	1,949,063
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.250%		11/15/19		2,125	2,178,125

						4,127,188

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19		1,282	1,291,615
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19		8,740	9,679,550
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.125%		09/15/21		6,725	6,792,250
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(d)	4.000%		04/29/20		500	517,500

						18,280,915

Beverages — 0.4%
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		8,625	8,926,875

Biotechnology — 0.2%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(d)	9.000%		04/01/22		5,288	4,891,400

Building Materials — 0.6%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(e)	5.125%		02/15/21		1,475	1,534,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22		3,550	3,909,437
USG Corp., Sr. Unsec’d. Notes	8.250	%(a)	01/15/18		7,000	7,385,000

						12,828,437

Cable & Satellite — 0.3%
United Group BV (Netherlands), First Lien, 144A	7.875%		11/15/20	EUR	7,000	7,719,415

Chemicals — 2.2%
Ashland LLC, Gtd. Notes	4.750%		08/15/22		7,875	8,101,406
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		10,629	11,479,320
Chemtura Corp., Gtd. Notes	5.750%		07/15/21		8,206	8,534,240
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(e)	7.500%		02/15/19		6,583	6,286,765
W.R. Grace & Co., Gtd. Notes, 144A(d)	5.125%		10/01/21		7,090	7,444,500
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%		02/15/21		8,000	8,320,000

						50,166,231

Commercial Services — 0.9%
Laureate Education, Inc., Gtd. Notes, 144A(d)	10.000%		09/01/19		6,700	6,440,375
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		11,770	13,064,700

						19,505,075

Computers — 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21		14,720	15,503,678
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20		9,210	8,831,285

					24,334,963

Distribution/Wholesale
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20		578	597,713

Diversified Financial Services — 1.2%
Ally Financial, Inc., Sub. Notes	8.000%	12/31/18		2,550	2,773,125
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21		2,500	2,587,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20		1,750	1,723,750
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21		2,505	2,614,594
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20		150	164,813
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		7,350	7,919,625
OneMain Financial Holdings, Inc., Gtd. Notes, 144A (original cost $9,345,938; purchased 12/08/14-09/09/15)(e)(f)	6.750%	12/15/19		9,075	9,233,812

					27,017,219

Electric — 4.0%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		2,772	3,042,270
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20		182	212,030
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A (original cost $1,744,376; purchased 06/10/16)(e)(f)	5.125%	06/15/21	EUR	1,550	1,707,985
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		14,673	15,039,825
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		3,350	3,442,125
Dynegy, Inc., Gtd. Notes(d)	6.750%	11/01/19		13,850	13,988,500
Dynegy, Inc., Gtd. Notes(d)	7.375%	11/01/22		23,975	22,776,250
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17		3,750	2,690,625
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%	10/15/18		7,953	5,547,217
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.875%	10/15/20		3,463	2,302,895
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750%	02/01/20	GBP	1,860	2,405,784
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates(e)	9.125%	06/30/17		3,449	3,017,871
NRG Energy, Inc., Gtd. Notes(d)	7.625%	01/15/18		12,500	13,312,500
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		1,839	1,907,963
NRG REMA LLC, Series B, Pass-Through Certificates(e)	9.237%	07/02/17		112	89,290

					91,483,130

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	8.250%	03/15/18		2,300	2,472,155

Entertainment — 5.8%
CCM Merger, Inc., Gtd. Notes, 144A(e)	9.125%	05/01/19		6,607	6,854,763
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(d)	5.250%	03/15/21		9,565	9,890,210
Churchill Downs, Inc., Gtd. Notes	5.375%	12/15/21		6,163	6,378,705

Churchill Downs, Inc., Gtd. Notes, 144A	5.375%		12/15/21		9,900	10,246,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.375%		04/15/21		3,700	3,815,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.375%		11/01/18		3,950	4,088,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20		5,548	5,825,400
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875%		03/15/19		12,886	13,481,977
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%		03/15/21		15,087	15,699,909
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%		06/15/20		14,717	15,452,850
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(e)	5.000%		08/01/18		8,567	8,652,670
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22		1,275	1,313,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes(d)	5.875%		11/01/21		5,375	5,576,563
Scientific Games Corp., Gtd. Notes(d)	8.125%		09/15/18		19,735	19,858,344
Scientific Games International, Inc., Gtd. Notes(d)	6.625%		05/15/21		3,000	2,415,000
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		1,000	937,500

						130,487,516

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21		9,161	9,344,220
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		550	565,812

						9,910,032

Food — 2.6%
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.651	%(a)	07/15/20	GBP	2,254	2,703,881
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(e)	7.250%		06/01/21		12,300	12,669,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(e)	7.250%		06/01/21		6,750	6,952,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(e)	8.250%		02/01/20		11,200	11,508,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		10,155	10,586,587
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		3,267	3,442,601
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		2,825	2,911,163
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		1,222	1,234,220
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	6.750%		06/01/21		6,800	6,732,000

						58,739,952

Food Service
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20		275	281,188

Forest Products & Paper — 0.4%
Mercer International, Inc. (Canada), Gtd. Notes	7.000%		12/01/19		5,355	5,515,650
Neenah Paper, Inc., Gtd. Notes, 144A	5.250%		05/15/21		2,350	2,373,500

						7,889,150

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%		11/01/23		3,125	3,117,188

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(e)	7.000%		02/01/21		3,450	3,105,000

Healthcare-Products — 1.1%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18		16,834	16,889,552
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(d)	4.875%		04/15/20		5,375	5,267,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(d)	5.750%		08/01/22		2,536	2,364,820

						24,521,872

Healthcare-Services — 6.9%
Centene Corp., Sr. Unsec’d. Notes	5.625%		02/15/21		4,625	4,763,750
Cerba European Lab SAS (France), Sr. Sec’d. Notes, RegS(e)	7.000%		02/01/20	EUR	3,300	3,591,587
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20		16,050	11,315,250
CHS/Community Health Systems, Inc., Gtd. Notes(d)	8.000%		11/15/19		19,627	15,456,262
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21		4,451	4,671,325
HCA, Inc., Gtd. Notes	8.000%		10/01/18		9,358	10,153,430
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19		4,600	4,738,000
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20		3,000	3,266,250
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20		20,999	20,001,547
LifePoint Health, Inc., Gtd. Notes(d)	5.500%		12/01/21		12,200	12,474,500
Select Medical Corp., Gtd. Notes(d)	6.375%		06/01/21		7,600	7,291,212
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21		2,825	2,952,125
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%		01/01/22		350	359,844
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%		06/01/20		5,850	5,784,188
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%		10/01/20		2,000	2,037,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18		2,750	2,866,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000	%(a)	03/01/19		3,700	3,505,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		12,170	11,409,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.000%		08/01/20		19,900	19,066,687
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22		5,000	5,050,000
Voyage Care Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS(d)	6.500%		08/01/18	GBP	4,000	5,031,843

						155,787,300

Holding Companies - Diversified — 0.2%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A(e)	7.500%		08/15/19		4,650	4,580,250

Home Builders — 6.9%
Beazer Homes USA, Inc., Gtd. Notes(d)	5.750%		06/15/19		6,385	6,576,550
Beazer Homes USA, Inc., Gtd. Notes(d)	7.500%		09/15/21		3,600	3,636,000
Beazer Homes USA, Inc., Gtd. Notes, 144A	8.750%		03/15/22		10,040	10,667,500
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20		6,423	6,519,345
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		1,382	1,478,740
CalAtlantic Group, Inc., Gtd. Notes	6.625%		05/01/20		2,600	2,853,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		15,066	16,346,610
KB Home, Gtd. Notes	4.750%		05/15/19		15,574	15,768,675
KB Home, Gtd. Notes	7.000%		12/15/21		2,770	2,940,355
Lennar Corp., Gtd. Notes	4.500%		06/15/19		4,200	4,326,000
Lennar Corp., Gtd. Notes(d)	4.500%		11/15/19		8,125	8,419,531
Lennar Corp., Gtd. Notes(d)	4.750%		04/01/21		2,600	2,671,500
Lennar Corp., Gtd. Notes	6.950%		06/01/18		125	131,875
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21		4,850	5,044,000
Meritage Homes Corp., Gtd. Notes	4.500%		03/01/18		10,224	10,428,480
PulteGroup, Inc., Gtd. Notes	4.250%		03/01/21		6,975	7,097,063

Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	12,178	12,452,005
TRI Pointe Group, Inc., Gtd. Notes	4.875%		07/01/21	8,395	8,541,912
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	15,750	16,537,500
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19	6,977	7,046,770
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20	5,875	6,110,000

					155,593,911

Iron/Steel — 1.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.125%		06/01/18	18,760	19,698,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850	%(a)	06/01/19	5,840	6,862,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%		05/15/21	5,410	5,694,025

					32,254,025

Leisure Time — 1.2%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(d)	4.625%		11/15/20	5,653	5,723,662
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%		11/15/19	14,082	14,293,230
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18	2,000	2,140,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(e)	8.500%		10/15/22	4,450	4,539,000

					26,695,892

Lodging — 3.6%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(d)	8.000%		10/01/20	12,000	12,540,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,594,906; purchased 04/15/14-07/27/16)(e)(f)	8.500%		12/01/21	6,360	6,662,100
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22	3,175	3,143,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/21	3,675	3,684,187
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,600	3,933,000
MGM Resorts International, Gtd. Notes(d)	6.750%		10/01/20	2,500	2,737,500
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	22,741	25,242,510
Station Casinos LLC, Gtd. Notes(d)	7.500%		03/01/21	11,950	12,517,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(e)	6.375%		06/01/21	11,579	11,521,105

					81,981,277

Machinery-Construction & Mining — 0.2%
Terex Corp., Gtd. Notes	6.000%		05/15/21	1,355	1,371,938
Terex Corp., Gtd. Notes	6.500%		04/01/20	2,650	2,689,750

					4,061,688

Machinery-Diversified — 1.4%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	2,570	2,708,420
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(e)	8.750%		12/15/19	5,175	5,343,188
CNH Industrial Capital LLC, Gtd. Notes(d)	4.875%		04/01/21	3,925	4,042,750
Zebra Technologies Corp., Sr. Unsec’d. Notes(d)	7.250%		10/15/22	19,054	20,603,852

					32,698,210

Media — 11.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	8,370	8,798,962
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	27,042	28,123,680
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	4,170	4,321,163
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(d)	5.250%	09/30/22	16,725	17,352,187
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	6.625%	01/31/22	21,049	21,785,715
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	14,277	14,062,845
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	25,259	25,764,180
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	3,650	3,577,000
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	525	490,875
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%	11/15/22	1,497	1,511,970
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	2,450	2,416,313
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20	1,340	1,380,200
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	632	669,920
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,750	1,837,500
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	1,550	1,581,000
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	20,825	21,397,687
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	4,312	4,775,540
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	17,535	18,061,050
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	7.250%	02/15/22	3,145	3,255,075
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%	08/01/21	13,850	14,455,937
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(d)	6.125%	02/15/22	3,950	4,029,000
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	8,636	8,700,770
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	11,214	11,550,420
Sinclair Television Group, Inc., Gtd. Notes(d)	6.125%	10/01/22	4,820	5,000,750
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21	6,973	7,173,474
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	6.750%	09/15/22	29,563	30,634,659
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	01/15/22	2,280	2,371,200
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,335	1,361,700

				266,440,772

Mining — 5.8%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	522,500
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	3,560	3,586,700
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	5,750	6,633,200
Freeport-McMoRan, Inc., Gtd. Notes	2.150%	03/01/17	716	714,210
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	41,340	41,236,650
International Wire Group, Inc., Sec’d. Notes, 144A(e)	10.750%	08/01/21	4,375	4,085,156
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%	09/01/21	6,235	6,266,175
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	17,425	18,575,050
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	3,570	3,587,850
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	5,150	5,291,625
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(d)	8.000%	06/01/21	26,370	28,964,808

Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19		5,508	5,466,690
Teck Resources Ltd. (Canada), Gtd. Notes(d)	4.500%	01/15/21		7,176	7,310,550

					132,241,164

Miscellaneous Manufacturing — 1.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19		6,650	6,625,063
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18		1,586	1,703,364
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21		8,075	8,014,437
Koppers, Inc., Gtd. Notes	7.875%	12/01/19		13,597	13,732,970

					30,075,834

Oil & Gas — 1.1%
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21		2,275	2,334,719
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21		6,375	6,534,375
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20		1,600	1,608,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		9,000	9,095,580
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21		2,147	2,234,383
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20		2,850	3,006,750

					24,813,807

Oil & Gas Services — 0.9%
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.625%	05/01/21		4,197	4,288,243
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.500%	11/15/20		10,250	10,552,375
PHI, Inc., Gtd. Notes	5.250%	03/15/19		650	609,375
SESI LLC, Gtd. Notes	6.375%	05/01/19		4,950	4,888,125

					20,338,118

Packaging & Containers — 4.0%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19		7,818	7,984,133
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		1,400	1,422,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21		5,250	5,348,438
Ball Corp., Gtd. Notes(d)	3.500%	12/15/20	EUR	1,450	1,684,697
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $13,632,344; purchased 12/16/15-11/10/16)(e)(f)	7.875%	11/01/19		13,600	13,362,000
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17		4,262	4,288,638
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		18,460	20,375,225
Owens-Illinois, Inc., Gtd. Notes	7.800%	05/15/18		4,829	5,167,030
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19		7,200	5,904,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(e)	6.500%	10/01/21		8,977	9,380,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		5,635	5,797,006
Sealed Air Corp., Gtd. Notes, 144A(d)	6.500%	12/01/20		2,365	2,675,406
Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125%	08/01/22	EUR	5,500	6,076,913

					89,467,201

Pharmaceuticals — 1.6%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		5,443	5,445,232
NBTY, Inc., Sr. Unsec’d. Notes, 144A (original cost $9,599,813; purchased 04/21/16-10/31/16)(d)(e)(f)	7.625%	05/15/21		9,625	9,492,656
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.375%	03/15/20		8,350	7,014,000

Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.375%	10/15/20		2,300	1,955,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.750%	08/15/18		466	441,535
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21		13,450	11,365,250

					35,713,673

Pipelines — 1.1%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(e)	5.625%	04/15/20		10,000	10,375,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(e)	6.000%	01/15/19		3,100	3,224,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(e)	6.850%	07/15/18		2,400	2,520,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		8,975	9,390,094

					25,509,094

Real Estate — 0.4%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21		2,100	2,079,000
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000%	12/16/20	GBP	3,150	4,280,651
Realogy Group LLC/Realogy Co-issuer Corp., Gtd. Notes, 144A(d)	5.250%	12/01/21		2,900	2,965,250

					9,324,901

Real Estate Investment Trusts (REITs) — 1.7%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22		2,800	2,933,000
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		15,690	16,376,437
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20		5,296	5,428,400
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(d)	6.375%	02/15/22		2,650	2,719,563
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21		4,532	4,599,980
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		5,925	6,080,531

					38,137,911

Retail — 2.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22		5,785	6,030,863
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		8,630	4,185,550
Dollar Tree, Inc., Gtd. Notes	5.250%	03/01/20		1,175	1,213,188
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		2,700	2,639,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(e)	9.250%	06/15/21		1,075	1,128,750
L Brands, Inc., Gtd. Notes	6.625%	04/01/21		2,500	2,768,750
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,195	2,521,506

Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(d)	8.000%	10/15/21		8,140	6,389,900
Rite Aid Corp., Gtd. Notes, 144A	6.375%	04/01/23		7,532	8,050,955
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(d)	5.750%	06/01/22		10,345	10,720,006
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	6,000	6,693,205
Yum! Brands, Inc., Sr. Unsec’d. Notes(d)	3.875%	11/01/20		5,700	5,785,500

					58,127,423

Semiconductors — 2.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		2,800	2,856,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%		06/01/21		10,145	10,576,162
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		26,100	27,078,750
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%		09/01/22		7,225	7,405,625

						47,916,537

Software — 3.8%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%		06/01/18		3,635	3,657,719
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%		12/31/19		17,000	17,595,000
Change Healthcare Holdings, Inc., Gtd. Notes, 144A(d)	6.000%		02/15/21		14,745	15,373,137
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20		17,407	18,059,762
Infor US, Inc., Sr. Sec’d. Notes, 144A(e)	5.750%		08/15/20		11,809	12,369,928
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20		17,557	17,952,032

						85,007,578

Telecommunications — 8.4%
Anixter, Inc., Gtd. Notes	5.625%		05/01/19		6,776	7,097,860
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%		09/15/19		613	651,313
CenturyLink, Inc., Series V, Sr. Unsec’d. Notes(d)	5.625%		04/01/20		2,600	2,707,250
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		7,600	7,600,000
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		8,035	8,135,438
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%		06/15/20		6,605	6,753,613
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	2,350	2,571,389
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18		1,150	1,226,257
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	7.250%		04/01/19		5,032	3,950,120
Interoute Finco PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375%		10/15/20	EUR	2,500	2,831,653
Level 3 Financing, Inc., Gtd. Notes	5.375%		08/15/22		1,520	1,546,600
Level 3 Financing, Inc., Gtd. Notes	6.125%		01/15/21		14,258	14,757,030
Sprint Communications Inc, Gtd. Notes, 144A(e)	7.000%		03/01/20		1,600	1,720,992
Sprint Communications, Inc., Gtd. Notes, 144A(e)	9.000%		11/15/18		14,310	15,723,112
Sprint Communications, Inc., Sr. Unsec’d. Notes(e)	8.375%		08/15/17		9,192	9,562,548
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		09/20/21		10,225	10,250,562
T-Mobile USA, Inc., Gtd. Notes	6.250%		04/01/21		9,565	9,971,512
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19		7,781	7,907,441
T-Mobile USA, Inc., Gtd. Notes(d)	6.542%		04/28/20		2,475	2,554,665
T-Mobile USA, Inc., Gtd. Notes	6.625%		11/15/20		5,825	5,956,063
T-Mobile USA, Inc., Gtd. Notes	6.731%		04/28/22		10,570	11,044,064

TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		400	406,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18		1,470	1,567,079
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17		14,460	14,448,432
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,000	1,077,500
West Corp., Sr. Sec’d. Notes, 144A	4.750%		07/15/21		7,707	7,861,140
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%		04/23/21		18,265	18,630,300
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	3.689	%(a)	07/15/20	EUR	2,000	2,119,699
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(d)	6.500%		04/30/20		9,775	10,181,640

						190,811,272

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	6,475	6,651,120

TOTAL CORPORATE BONDS (cost $2,125,184,431)				2,102,288,381

TOTAL LONG-TERM INVESTMENTS (cost $2,260,649,410)				2,237,198,149

SHORT-TERM INVESTMENTS — 10.4%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(g)			8,340,746	8,340,746
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $227,468,735; includes $227,352,520 of cash collateral for securities on loan)(g)(h)			227,463,083	227,531,322

TOTAL SHORT-TERM INVESTMENTS (cost $235,809,481)				235,872,068

TOTAL INVESTMENTS — 109.3% (cost $2,496,458,891)(i)				2,473,070,217
Liabilities in excess of other assets(j) — (9.3)%				(210,075,190)

NET ASSETS — 100.0%				$2,262,995,027

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REITs	Real Estate Investment Trust
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $26,662,000 and 1.2% of net assets.
(c)	Interest rate not available as of November 30, 2016.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,641,479; cash collateral of $227,352,520 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $40,917,377. The aggregate value of $40,458,553 is approximately 1.8% of net assets.

(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$2,522,018,468

Appreciation	20,235,205
Depreciation	(69,183,456)

Net Unrealized Depreciation	$(48,948,251)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
82	2 Year U.S. Treasury Notes	Mar. 2017	$17,773,042	$17,778,625	$5,583
146	5 Year U.S. Treasury Notes	Mar. 2017	17,272,918	17,205,188	(67,730)
639	10 Year U.S. Treasury Notes	Mar. 2017	79,944,704	79,565,484	(379,220)
1	20 Year U.S. Treasury Bonds	Mar. 2017	151,439	151,281	(158)

					$(441,525)

	Short Positions:
57	5 Year Euro-Bobl	Dec. 2016	7,950,080	7,939,875	10,205
2	10 Year Euro-Bund	Dec. 2016	346,932	341,399	5,533
47	Euro Schatz. DUA Index	Dec. 2016	5,582,812	5,593,744	(10,932)

					$4,806

					$(436,719)

Cash of $1,100,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of November 30, 2016.

Forward foreign currency exchange contracts outstanding at November 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/02/2016	JPMorgan Chase	GBP	763	$953,853	$955,005	$1,152
Expiring 12/02/2016	Goldman Sachs & Co.	GBP	12,913	16,032,050	16,157,366	125,316
Euro, Expiring 12/02/2016	Goldman Sachs & Co.	EUR	41,278	43,713,694	43,748,769	35,075

				$60,699,597	$60,861,140	161,543

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/02/2016	Goldman Sachs & Co.	GBP	13,677	$16,728,954	$17,112,371	$(383,417)
Expiring 02/02/2017	Goldman Sachs & Co.	GBP	12,913	16,059,297	16,186,124	(126,827)
Euro,
Expiring 12/02/2016	Goldman Sachs & Co.	EUR	41,278	45,172,056	43,748,769	1,423,287
Expiring 02/02/2017	Goldman Sachs & Co.	EUR	41,278	43,859,200	43,899,370	(40,170)

				$121,819,507	$120,946,634	872,873

						$1,034,416

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$108,247,768	$26,662,000
Corporate Bonds	—	2,102,288,381	—
Affiliated Mutual Funds	235,872,068	—	—
Other Financial Instruments*
Futures Contracts	(436,719)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,034,416	—

Total	$235,435,349	$2,211,570,565	$26,662,000

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 08/31/16	$21,248,811
Realized gain (loss)	98,843
Change in unrealized appreciation (depreciation)**	313,552
Purchases	15,551,250
Sales	(4,626,076)
Accrued discount/premium	15,620
Transfers into Level 3	—
Transfers out of Level 3	(5,940,000)

Balance as of 11/30/16	$26,662,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $305,870 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of November 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$26,662,000	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$5,940,000	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2016 categorized by risk exposure:

Derivative Fair Value at 11/30/16
Foreign exchange contracts	$1,034,416
Interest rate contracts	(436,719)

Total	$597,697

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and managed by PI. Certain Funds also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.